OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Schedule of other accounts payable and accrued expenses

	December 31, 2021	December 31, 2020
Liabilities in respect of employees, wages and institutions in respect of wages	4,094	2,780
Accrued expenses	1,653	1,085
Contract liability	474	—
Liabilities to government institutions due to grants received	314	916
Government departments and agencies	169	575
Related parties	2,149	327
	8,853	5,683